Shareholder Fees - FidelityStockSelectorLargeCapValueFund-RetailPRO	Mar. 30, 2024 USD ($)
FidelityStockSelectorLargeCapValueFund-RetailPRO | Fidelity Stock Selector Large Cap Value Fund
Shareholder Fees:
(fees paid directly from your investment)	none